Related Parties - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Total remuneration received as salary and bonus by the key management personnel	$ 239,149	$ 216,826	$ 201,363
Fees received by Directors	$ 2,072,977	$ 1,200,252	$ 1,180,956